SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
-----------

FORM N-CSRS
---------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.
(Exact name of registrant as specified in charter)
----------

245 Sunrise Ave.
Palm Beach, FL 33480
(Address of principal executive offices) (Zip code)

Irving Levine, President
245 Sunrise Ave.
Palm Beach, FL 33480
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-561-665-8050

DATE OF FISCAL YEAR END:  FEBRUARY 28, 2006

DATE OF REPORTING PERIOD:  AUGUST 31, 2006

ITEM 1.	REPORTS TO SHAREHOLDERS


Semi-Annual Report
August 31, 2006

COPLEY FUND, INC.
A No-Load Fund

Copley Fund, Inc.
Copley Financial Services Corp. - Investment Manager
PO Box 3287, Fall River, Massachusetts 02722, (508)674-8459

COPLEY FUND, INC.
FINANCIAL STATEMENTS
FOR THE PERIOD ENDING
AUGUST 31, 2006

TABLE OF CONTENTS

Title                                                   Page

Management's Letter to Shareholders..........             1

Per Share Value Graph........................             3

Accountant's Review Report...................             4

Portfolio of Investments.....................             5

Statement of Assets and Liabilities..........             8

Statement of Operations......................             9

Statement of Changes in Net Assets...........            10

Statement of Cash Flows......................            11

Notes to Financial Statements................            12

Financial Highlights.........................            16

Disclosure of Fund Expenses..................            17

Supplemental Data............................            18

About the Fund's Directors and Officers......            20

COPLEY FINANCIAL SERVICES CORP. - Investment Manager
P.O. Box 3287 * Fall River, Massachusetts 02722 * (508)674-8459


August 31, 2006


Dear Fellow Shareholder:

We are very pleased that Copley Financial Services Corp. has entered into a consulting arrangement with the three principals of the North Star Investment Management Corp., a Chicago investment consulting firm. They are in total agreement with our investment philosophy and all the nuances attached to same. Thus we now have a very strong team to insure the continuity of Copley Fund, Inc.

At this writing 2006 has proven to be a very strong year for Copley Fund.
The present shows us with a net asset value of more than $50.00 per share with an approximate gain of 13% year to date. Most of our sectors (utility, energy, communications, and banking) have shown substantial gains and despite the drop in oil prices, most of our energy stocks have held their values.

Most of our stocks keep raising their dividends thus increasing our cash flow and contributing greatly to our increases in net asset values.

It is truly gratifying to see how our philosophy of receiving dividend income in ever increasing amounts has resulted in our present net asset value going from our original $3.00 per share to the present $50.00 per share. Our performance history and chart tell the accurate story.

        1984*                   +23.9% (Top performing Fund in 1984)
	1985			+25%
	1986			+18%
	1987			 -8%
	1988			+20%
	1989			+16% (Including a reserve for taxes on
                                      unrealized gains)
	1990			 -2%
	1991			+18%
	1992			+18%
	1993			+10%
	1994			 -7%
	1995			+26%

	1996			+ 5%
	1997			+25%
	1998			+14%
	1999			-6.86%
	2000			+22.50%
	2001			-9.30%
	2002			-13.9%
	2003			+14.31%
	2004			+12.99%
        2005                    +5.89%
        2006                    +10.70% (as of August 31, 2006)

We are actively seeking to increase our operating division to be even more meaningful to the performance of the Fund. Note we have increased the value of our operating division with an investment of $5,000.00 to more than $500,000.00. We will keep you appraised of our results.

The performance data quoted represents past performance and investment return. Principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Please remember that past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted.

Our thanks to our Board and our many shareholders for their support during our twenty eight years of operation.

                                           Cordially yours,


                                           /s/ Irving Levine
                                           Irving Levine
                                           PRESIDENT

P.S.  The Wall Street Journal no longer lists Copley Fund under Mutual
Funds as its minimum assets listing is one hundred million dollars.
However, you can get our net asset value daily over the internet. Go to the Google home page and search for "Copley Fund, Inc.", then click on "Mutual Funds Overview".

         Copley Fund, Inc. Per Share Value

       CALENDAR YEAR ENDED DECEMBER 31, 2005
         PERIOD ENDED AUGUST 31, 2006

         1981            4.53
         1982            5.43
         1983            6.06
         1984            7.51
         1985            9.36
         1986           11.00
         1987           10.11
         1988           12.12
         1989           14.28
         1990           14.06
         1991           16.47
         1992           19.38
         1993           21.35
         1994           19.71
         1995           24.65
         1996           26.05
         1997           32.58
         1998           37.04
         1999           34.50
         2000           42.26
         2001           38.33
         2002           32.99
         2003           37.71
         2004           42.61
         2005           45.12
         2006           49.95 (AS OF August 31, 2006)

Shareholders and Board of Directors
Copley Fund, Inc.
Palm Beach, Florida



ACCOUNTANT'S REVIEW REPORT

I have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of August 31, 2006, and the related statement of operations, the statement of cash flows, the statement of changes in net assets, and the financial highlights for the six months then ended. These interim financial statements are the responsibility of the Company's management.

I conducted my review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based upon my review, I am not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

I have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities as of February 28, 2006 and the related financial statements and cash flows for the year then ended (not presented in full herein) and in my report dated April 20, 2006, I expressed an unqualified opinion on those financial statements.




Roy G. Hale
Certified Public Accountant

La Plata, Maryland
October 20, 2006

COPLEY FUND, INC.
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006



COMMON STOCKS - 98.15%                 Shares        Value

BANKING - 8.22%
   Bank of America Corp. ............  25,000    $ 1,286,750
   J.P. Morgan Chase & Company ......  42,000      1,917,720
   KeyCorp. .........................  20,000        735,800
   PNC Financial Services Group .....  35,000      2,477,650
                                                 ___________
                                                   6,417,920
                                                 ___________

DIVERSIFIED UTILITY COMPANIES - 10.27%
   Alliant Energy Corp. .............  20,000        731,800
   Dominion Resources, Inc. .........  30,000      2,396,500
   FPL Group ........................ 110,000      4,889,500
                                                  __________
                                                   8,018,000
                                                  __________

DRUG COMPANIES - 2.79%
   Bristol Myers Squibb Co. ......... 100,000      2,175,000
                                                  __________
ELECTRIC AND GAS - 16.72%
   American Electric Power ..........  35,000      1,276,800
   Duke Energy Corp..................  54,600      1,638,000
   First Energy Corp. ...............  40,000      2,282,400
   Great Plains Energy, Inc. ........  40,000      1,220,800
   Progress Energy, Inc. ............  40,000      1,773,200
   Public Service Enterprise Group ..  15,000      1,050,300
   Scana, Corp. .....................  50,000      2,067,500
   Sempra Energy, Inc. ..............  35,000      1,049,200
                                                  __________
                                                  13,049,200
                                                  __________


        See Accountant's Review Report
   The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

                                       Shares       Value

ELECTRIC POWER COMPANIES - 14.94%
   Ameren Corporation ...............  30,000    $ 1,606,500
   DTE Energy Company ...............  55,000      2,295,700
   Exelon Corporation ...............  23,200      1,414,736
   Nstar Corp. ......................  50,000      1,646,500
   PP&L Corp. ....................... 100,000      3,497,000
   Southern Company .................  35,000      1,199,450
                                                  ----------
                                                  11,659,886
                                                  ----------

GAS UTILITIES & SUPPLIES - 12.28%
   Delta Natural Gas Co. ............  20,000        503,400
   Energy East Corp .................  40,000        970,000
   Keyspan Energy Corp. .............  45,000      1,845,000
   New Jersey Resources Corp. .......  37,500      1,862,250
   Northwest Natural Gas Co. ........  40,000      1,530,000
   Peoples Energy Corp. .............  40,000      1,695,200
   WGL Holdings, Inc.................  38,000      1,180,660
                                                  ----------
                                                   9,586,510
                                                  ----------
HEALTH CARE PRODUCTS - 0.87%
   *Zimmer Holdings, Inc. ...........  10,000        680,000
                                                  ----------
INSURANCE - 2.75%
   Arthur J. Gallagher & Company ....  80,000      2,144,000
                                                  ----------
OILS - 19.84%
   BP Amoco PLC. ....................  25,500      1,735,275
   Chevron Texaco Corp. .............  46,200      2,975,280
   Exxon-Mobil Corp. ................ 106,086      7,178,840
   Sunoco, Inc. .....................  50,000      3,595,500
                                                  ----------
                                                  15,484,895
                                                  ----------



         See Accountant's Review Report
 The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006


                                       Shares        Value
RETAIL - 1.15%
   Wal-Mart Stores, Inc. ............  20,000    $   894,400
                                                 -----------
TELEPHONE - 7.09%

   AT&T, Inc.........................  60,430      1,881,186
   Bell South Corp...................  25,000      1,018,000
   Citizens Communications Company...  20,000        275,800
   Verizon Communications, Inc. .....  94,232      3,315,082
                                                 -----------
                                                   6,490,068
                                                 -----------

Total value of investments (Cost $28,717,387)     76,599,879

Excess of cash and other assets over liabilities   1,447,469
                                                 -----------
NET ASSETS...................................    $78,047,348
                                                 ===========
*Non-income producing securities.

Federal Tax Information:  At August 31, 2006, the net unrealized appreciation based on cost for Federal income tax purposes of $47,882,491 was as follows:
Aggregate gross unrealized appreciation for
 all investments for which there was an excess
 of value over cost........................      $47,900,491
Aggregate gross unrealized depreciation for all
 investments for which there was an excess of
 cost over value............................     (    18,000)
                                                 ------------
Net unrealized appreciation.................     $47,882,491
                                                 ============


See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006

ASSETS

Investments in securities, at value
(identified cost $28,717,387) (Note 1)            $76,599,879
Cash ................................               2,006,570
Receivables:
  Trade (Notes 5 & 6)................ $   26,708
  Dividends and interest ............    270,784      297,492
Inventory (Notes 1,5 & 6)............ ----------      110,952
Prepaid Expenses ....................                  25,343
                                                   -----------
    Total Assets ....................              79,040,236

LIABILITIES
 Payables:
  Trade..............................     10,344
  Accrued income taxes-current.......    122,882
  Accrued expenses....................    52,317
 Deferred income taxes (Notes 1 and 2)   807,345
                                       ---------
     Total Liabilities ..............             (   992,888)
                                                  ------------
Commitments and Contingencies (Note 7)

  Net Assets ........................             $78,047,348
                                                  ===========
Net assets consist of:
 Capital paid in  ...................             $ 3,307,525
 Undistributed net investment and
  operating income  .................              25,488,794
 Accumulated net realized gain on
  investment transactions  ..........               1,368,538
 Net unrealized appreciation in value
  of investments (Note 2) ...........              47,882,491
                                                  -----------
   Total.............................             $78,047,348
                                                  ===========
 Net Asset Value, Offering and Redemption
 Price Per Share (5,000,000 shares authorized,
 1,562,658 shares of $1.00 par value capital
 stock outstanding)                                  $  49.95
                                                  ===========
       See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
STATEMENT OF OPERATIONS
For the six months ending August 31, 2006

Investment Income (Note 1)
  Income
    Dividend........................... $1,412,049
    Interest...........................     34,130
                                        ----------
      Investment income................                $1,446,179
  Expenses:
    Investment advisory fee (Note 5)...    268,584
    Professional fees..................     55,044
    Custodian fees.....................      9,039
    Accounting and Shareholder Services     26,584
    Printing...........................      2,687
    Postage and shipping...............      2,184
    Directors fees.....................      9,990
    Blue Sky fees......................        150
    Insurance..........................     24,565
    Office expense and miscellaneous...      1,119
                                        ----------
                                           399,946
    Less: Investment advisory fee waived    30,000        369,946
                                        -----------     ---------
    Net investment income before income
      taxes...........................                  1,076,233

Operating Profit (Notes 2, 5 and 7)
    Gross profit.......................     19,301
    Less: Operating expenses...........     15,511
                                        ----------
    Net operating profit before income
     taxes                                                  3,790
                                                         --------
Net Investment and Operating Income before
  Income Taxes ........................                 1,080,023
    Less provision for income taxes (Notes
    2 and 7)...........................                   171,743
                                                         --------
    Net investment and operating income                   908,280

Realized and Unrealized Gain (Loss) on
  Investments (Notes 2 and 4)
  Realized loss from investment trans-
   actions during the period...........          0
   Increase in unrealized appreciation of
   investments during current period...  3,872,402
                                         ---------
  Net realized and unrealized gain.....                 3,872,402
                                                        ---------
Net Increase in Net Assets Resulting from Operations $  4,780,682
                                                     ============



See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS


                                             Six months
                                             Ended       Year Ended
                                             8/31/06     2/28/06
Increase (Decrease) in Net Assets
 from Operations

 Net investment and operating income.. $ 908,280 $ 1,661,511 Net realized gain/loss on investment
  transactions........................                0        86,297
 Net change in unrealized appreciation
  on investments......................        3,872,402     3,067,471
                                            -----------   -----------
 Increase/(decrease) in net assets
  resulting from operations...........        4,780,682     4,815,279

Net Equalization (Debits) Credits (Note 1)  (   466,818)  ( 1,904,416)

Capital Share Transactions (Note 3)
 Increase (decrease) in net assets
  resulting from capital share
  transactions.........................     (   912,430)  (   344,009)
                                            ------------  ------------
 Total increase (decrease) in net assets      3,401,434     2,566,854

Net Assets
 Beginning of Period...................      74,645,914    72,079,060
                                            -----------   ------------
 End of Period (including undistributed net
  investment and operating income of
  $25,488,794 and $25,047,332 respectively) $78,047,348   $74,645,914
                                            ===========   ============



See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
STATEMENT OF CASH FLOWS
For the six months ending August 31, 2006


Increase (Decrease) in Cash

Cash flows from operating activities
   Dividends and interest received................   $ 1,372,679
   Proceeds from disposition of long-term
    portfolio investments.........................             0
   Receipts from customers........................        85,012
   Payments of taxes, net.........................   (   118,871)
   Expenses paid..................................   (   398,404)
   Purchase of long-term portfolio investments....   (         0)
   Payments to suppliers..........................   (    65,621)
                                                     ------------
    Net cash provided by operating activities.....       874,795
                                                     ============
Cash flows provided by financing activities
  Fund shares sold ...............................     1,289,419
  Fund shares repurchased ........................   ( 2,723,715)
                                                     ------------
    Net cash used by financing activities.........   ( 1,434,296)
                                                     ============

    Net decrease in cash..........................   (   599,501)
    Cash at beginning of the year.................     2,566,071
                                                     ------------
    Cash as of AUGUST 31, 2006....................   $ 2,006,570
                                                     ============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase in net assets resulting from
 operations                                         $  4,780,682
                                                    -------------
 Increase in investments .........................   ( 3,872,403)
 Increase in dividends and interest receivable ...   (    82,042)
 Decrease in receivables from customers ..........         5,948
 Decrease in inventory ...........................        30,434
 Decrease in subscriptions receivable ............           371
 Decrease in redemptions payable..................        55,787
 Increase in income taxes payable ................   (     4,293)
 Increase in deferred income taxes................   (    48,579)
 Decrease in trade payables ......................   (    12,342
 Increase in other assets ........................        25,225
 Decrease in accrued expenses ....................   (     3,993)
                                                    --------------
   Total adjustments .............................   ( 3,905,887)
                                                    --------------
   Net cash provided by operating activities......  $    874,795
                                                    ==============

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

     The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     Security Valuation
     Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

     Sales of Securities
     In determining the net realized gain or loss from sales of securities, the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

     Equalization
     The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

     Distributions
     It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund's shares.

     Inventory
     Inventory is valued at the lower of cost (determined by the first in/first out method) or market.

     Income Taxes
     The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

       See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS

     Other
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.


2.  Federal and State Income Taxes

The income tax provision included in the financial statements is as follows:

      Regular tax liability.................     $  123,164
      Deferred tax liability................         48,579
                                                 __________
                                                 $  171,743
                                                 ==========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist based upon the Fund being a going-concern entity. If the Fund's income tax liability should exceed the amount of current and deferred income taxes, for an unforeseen reason, the Fund's Board of Directors is prepared to take the necessary steps to convert the Fund to a Regulated Investment Company (RIC). Income tax obligations associated with the conversion to RIC status will be recognized when the Board of Directors directs that a conversion be implemented. It is not the intent of management or the Board of Directors to convert to RIC status in the foreseeable future.

The amount of deferred taxes currently available to the Fund is $807,345. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

The Fund has $2,262,013 in accumulated capital loss carry forwards which expire as follows: $332,201 on February 28, 2007; $1,621,607 on February 29, 2008; and $308,205 on February 28, 2009.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year in which the Fund does not pay a federal alternative minimum tax.

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc., has adopted the liability method of accounting for current and deferred tax assets and liabilities.



See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS


3.  Capital Stock

    At AUGUST 31, 2006, there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:
                                Six Months
                                 Ended                 Year Ended
                                 8/31/06                 2/28/06

                            Shares   Amount        Shares      Amount

Shares sold........         26,317   $ 1,288,680       46,011  $ 2,125,370
Shares repurchased.      (  56,483)  ( 2,667,928)  (   95,854) ( 4,373,795)
                         ----------  ------------  ----------- -------------
 Net Change........      (  30,166)  $(1,379,248)  (   49,843) $(2,248,425)
                         ==========  ============= =========== ============

4.  Purchase and Sale of Securities

    Purchases and sales of securities, other than United States government obligations and short-term notes, did not occur in the six months ending August 31, 2006.

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS


5.  Investment Advisory Fee and Other Transactions with Related
    Parties

    Copley Financial Services Corporation (CFSC), a Massachusetts corporation, serves as investment advisor to the Fund. Irving Levine, Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the six months ended August 31, 2006, the fee for investment advisory service totaled $268,584 less fees of $30,000 voluntarily waived. Also during the period unaffiliated directors received $9,990 in directors' fees.

Operating Division

The Fund's operating division, which imports merchandise for resale, places a portion of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Results of the operating division during this period are as follows:

     Sales................................  $  79,064
     Cost of goods sold ..................   ( 67,073)
                                            ----------
     Gross profit ........................     11,991
     General & administrative expenses ...   ( 15,551)
                                            ----------
     Net income from operations ..........   (  3,520)
     Other income (dividends and interest)      7,310
                                            ----------
     Net Income ..........................  $   3,790
                                            ==========

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS

6.  Notes Payable

A $3,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7.  Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 15% for years commencing after December 31, 2002.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has, during examinations of the Fund's federal income tax returns, upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating division. This finding by the Internal Revenue Service is always subject to review by the Service and a finding different from the one issued in the past could be made by the Service.

Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund should not be held liable for the accumulated earnings tax by the Internal Revenue Service.



See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.


COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history.
It is based upon a single share outstanding throughout each fiscal year
(which ends on the last day of February).


<s>                                                    Year Ended
                                     August         February      February      February       February     February
                                     31, 2006       28, 2006      28,2005       29,2004        28,2003      28,2002

Net asset value, beginning  of year   $46.86        $43.88         $39.26        $31.33         $37.66       $39.94

Income (loss) for investment
  Operations:
  Net investment income (loss)          0.59          1.02           0.99          0.85           0.95         0.67
  Net gains (losses) on
   securities (both realized
   and unrealized)                      2.50          1.96           3.63          7.08          (7.28)       (2.95)

Total investment operations             3.09          2.98           4.62          7.93          (6.33)       (2.28)


Net asset value, end of year          $49.95         $46.86        $43.88        $39.26         $31.33       $37.66


Total return(a)                         .59%           6.79%        11.77%        25.31%        -16.81%       -5.72%

Net assets, last day of
 August (in thousands)                 78,047         74,646        72,079        69,473        57,644        76,607

Ratio of expenses to average
  net assets(b)(c)                      0.97%          1.09%          1.01%         1.01%         1.07%        0.98%

Ratio of net income (loss)
  to average net assets(c)              2.38%          2.26%          2.33%         2.42%         2.47%        1.70%

Portfolio turnover rate                 0.00%          0.73%          0.44%         0.92%         8.65%        3.33%

Number of shares outstanding
at end of period (in thousands)        1,563           1,593          1,643         1,770        1,840         2,034



(a)Total return for periods less than one year are not annualized.
(b)Ratio of expenses presented exclude income taxes.
(c)Annualized for periods less than one year.

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

Disclosure of Fund Expenses - AUGUST 31, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

It is important to consider that Copley Fund, Inc., includes federal and state income taxes paid by the Fund on current earnings in the expense ratios used in the following table. Most other funds do not pay income taxes on current earnings but pass the obligation to shareholders.


                        Beginning          Ending           Expenses Paid
                        Account Value      Account Value    During Period*
                        March 1, 2006      August 31, 2006  (3/0/06-8/31/06)
Actual
                        $1,000             $1,066           $7.35
Hypothetical
(5% return before
Expenses)               $1,000             $1,050           $7.30

*Expenses are equal to the Fund's annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by the number of days in the Fund's most recent fiscal half-year divided by 365 or 366 (to reflect the one-half year period shown).

The actual return for the Fund during this six month period, which is not annualized, was 6.59%.

SUPPLEMENTAL DATA

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

	A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund's portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2006, (i) is available, without charge and upon request, by calling 1-800-352-9908; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

	The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q, reporting portfolio securities held by the Fund, is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.

ABOUT THE FUND'S DIRECTORS AND OFFICERS

The Fund is governed by a Board of Directors that meet to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The majority of the Fund's directors are independent of Copley Financial Services Corp.; the only "inside" director is an officer and director of Copley Financial Services Corp. The Board of Directors elects the Fund's officers, who are listed in the final table. The business address of each director and officer is 245 Sunrise Ave., Palm Beach, FL 33480.

INDEPENDENT DIRECTORS

Name
(Date of Birth)			Principal Occupations(s) During Past 5
Year Elected                    and Other Directorships of Public Companies

Albert Resnick, M.D.            Physician Since 1948
(March 23, 1922)
1978

Kenneth Joblon			President, Brittany Dyeing & Printing Corp.
(February 28, 1946)		New Bedford, MA
1996

INSIDE DIRECTORS

Name
(Date of Birth)
Year Elected
(Number of Copley               Principal Occupations(s) During Past 5
Portfolios Overseen)            and Other Directorships of Public Companies

Irving Levine			President, Treasurer and a Director of Copley
(September 25, 1921)		Financial Services Corp. since 1978; a Director
1978                            of Franklin Capital Corp. (an operating
[1]                             investment company) since March, 1990; Chairman
                                of the Board and Treasurer of Stuffco
                                International, Inc., a ladies handbag processor and retail chain operator, since February 1978;
                                Director of US Energy Systems, Inc. since 2000.

OFFICERS

Name
(Date of Birth)			Principal Occupations(s) During Past 5
Title                           and Other Directorships of Public Companies

Irvine Levine			See Above
(September 25, 1921)
Chairman of the Board of
Directors and President

Eileen Joinson			Clerk-Treasurer of the Fund since 1980; Clerk
(March 14, 1948)                and Office Manager of Stuffco International,
Clerk                           Inc., a ladies handbag processor, since 1978.

COPLEY FUND, INC. Semi-Annual Report
A No-Load Fund
AUGUST 31, 2006

Investment Adviser
Copley Financial Services Corp.
P.O. Box 3287
Fall River, Massachusetts 02722

Custodian
Bank of America
111 Westminster Street
Providence, Rhode Island 02903

Transfer Agent
Gemini Fund Services, LLC
4020 South 147th Street
Suite 2
Omaha, Nebraska  68137
Tel. (402)493-4603
(877)881-2751
FAX: (402)963-9094

General Counsel
Roberts & Henry
1644 Honeysuckle Drive
Jupiter, FL 33458

Auditors
Roy G. Hale, C.P.A.
624 Clarks Run Road
La Plata, MD 20646

Item 2.	CODE OF ETHICS

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its Code of Ethics during the covered period. The registrant has not granted any waivers from any provisions of the Code of Ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its Code of Ethics by mail when they call the registrant toll free at
(800)635-3427.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The registrant's Board of Directors has determined that the Board's Audit Committee does not have an "audit committee financial expert", as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert", the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committee met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and type of the Copley Fund, Inc., (the "Fund") and in light of the nature of the accounting and valuation issues that the Fund has presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.


Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

        Not applicable - only effective for annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable to open-end investment
                management companies.

ITEM 6. SCHEDULE OF INVESTMENTS

        Not applicable



ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
        FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable to open-end investment
                management companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable to open-end investment management companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                Not applicable to open-end investment
                management companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

		Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

	(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

        (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.        EXHIBITS.

        (a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is filed herewith.

        (b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended
        (17 CFR 270.30a-2(b)) also accompany this filing.

SIGNATURES



	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             Copley Fund, Inc.

                                             By: /s/ Irving Levine



                                          ___________________________
                                          Name:  Irving Levine
                                          Title: President (Chief
                                                 Executive Officer)


Date: November 7, 2006

	Pursuant to the requirements of the Securities Exchange
        Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By: /s/ Irving Levine



                                         ___________________________
                                           Name:  Irving Levine
                                           Title: President and
                                           Treasurer
                                           (Chief Financial Officer)


Date: November 7, 2006